CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Convertible Preferred stock		Common Stock	Common Stock Class B Common Stock		Common Stock Class A Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Reverse Capitalization [Member]	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interest	Previously Reported [Member]	Previously Reported [Member] Convertible Preferred stock	Previously Reported [Member] Common Stock	Previously Reported [Member] Additional Paid-in Capital Reverse Capitalization [Member]	Previously Reported [Member] Accumulated deficit	Previously Reported [Member] Accumulated other comprehensive income (loss)	Previously Reported [Member] Noncontrolling interest	Revision of Prior Period, Reclassification, Adjustment [Member]	Revision of Prior Period, Reclassification, Adjustment [Member] Convertible Preferred stock	Revision of Prior Period, Reclassification, Adjustment [Member] Common Stock	Revision of Prior Period, Reclassification, Adjustment [Member] Additional Paid-in Capital Reverse Capitalization [Member]	Revision of Prior Period, Reclassification, Adjustment [Member] Accumulated deficit	Revision of Prior Period, Reclassification, Adjustment [Member] Accumulated other comprehensive income (loss)	Revision of Prior Period, Reclassification, Adjustment [Member] Noncontrolling interest
Balance at Dec. 31, 2018	$ (502,574)	$ 447,747		$ 9					$ 25,313	$ (527,896)	$ 0	$ 0			$ 5	$ (5)		$ 0	$ 0	$ (502,574)	$ 447,747	$ 4	$ 25,318	$ (527,896)	$ 0	$ 0
Balance (in shares) at Dec. 31, 2018		139,444,346		87,362,592										72,017,208	45,119,147						67,427,138	42,243,445
Stock issuance for exercise of stock options, net of early exercise liability	$ 601	$ 0		$ 0					601	0	0	0
Stock issuance for exercise of stock options, net of early exercise liability (in shares)	916,527	0		443,179
Retroactive application of reverse capitalization				473,348
Stock-based compensation	$ 3,301	$ 0		$ 0					3,301	0	0	0
Unrealized holdings gain on investment securities, available-for-sale	46	0		0					0	0	46	0
Beneficial conversion feature	373,826	0		0					373,826	0	0	0
Convertible debt conversion and other issuances	373,800
Net loss	(363,737)	0		0					0	(363,737)	0	0
Balance at Dec. 31, 2019	(488,537)	$ 447,747		$ 9	$ 4		$ 0	$ 403,046	403,041	(891,633)	46	0	$ 0	$ 0	$ 5	(5)	$ 0	0	0	(488,537)	$ 447,747	$ 4	403,046	(891,633)	46	0
Balance (in shares) at Dec. 31, 2019		139,444,346	[1]	88,279,119	88,279,119	[1]	0							72,017,208	45,592,495						67,427,138	42,686,624
Stock issuance for exercise of stock options, net of early exercise liability	155	$ 0			$ 0		$ 0	155		0	0	0
Stock issuance for exercise of stock options, net of early exercise liability (in shares)		0	[1]		74,587	[1]	0
Stock-based compensation	1,977	$ 0			$ 0		$ 0	1,977		0	0	0
Unrealized holdings gain on investment securities, available-for-sale	1,723	0			0		0	0		0	1,723	0
Beneficial conversion feature	0	0			0		0	0		0	0	0
Interests issued	3,903	0			0		0	0		0	0	3,903
Net loss	(28,162)	0			0		0	0		(28,162)	0	0
Balance at Mar. 31, 2020	(508,941)	$ 447,747			$ 4		$ 0	405,178		(919,795)	1,769	3,903
Balance (in shares) at Mar. 31, 2020		139,444,346	[1]		88,353,707	[1]	0
Balance at Dec. 31, 2019	(488,537)	$ 447,747		$ 9	$ 4		$ 0	403,046	403,041	(891,633)	46	0	$ 0	$ 0	$ 5	$ (5)	$ 0	$ 0	$ 0	$ (488,537)	$ 447,747	$ 4	$ 403,046	$ (891,633)	$ 46	$ 0
Balance (in shares) at Dec. 31, 2019		139,444,346	[1]	88,279,119	88,279,119	[1]	0							72,017,208	45,592,495						67,427,138	42,686,624
Stock issuance for exercise of stock options, net of early exercise liability	$ 1,748	$ 0		$ 0					1,748	0	0	0
Stock issuance for exercise of stock options, net of early exercise liability (in shares)	1,297,977	0		627,626
Retroactive application of reverse capitalization				670,351
Stock-based compensation	$ 7,078	$ 0		$ 0					7,078	0	0	0
Buyback and subsequent cancellation of common shares, Value	(957)									(957)
Buyback and subsequent cancellation of common shares, shares				(179,312)
Retroactive application of reverse capitalization				(191,518)
Unrealized holdings gain on investment securities, available-for-sale	(36)										(36)
Interests issued	3,903											3,903
Net loss	(136,392)									(136,392)
Balance at Dec. 31, 2020	(613,193)	$ 447,747		$ 9	$ 4		$ 0	411,872	$ 411,867	(1,028,982)	10	3,903
Balance (in shares) at Dec. 31, 2020		139,444,346	[1]	89,206,266	89,206,266	[1]	0
Stock issuance for exercise of stock options, net of early exercise liability	1,282	$ 0			$ 0		$ 0	1,282		0	0	0
Stock issuance for exercise of stock options, net of early exercise liability (in shares)		0	[1]		0	[1]	761,480
Stock-based compensation	42,713	$ 0			$ 0		$ 0	42,713		0	0	0
Unrealized holdings gain on investment securities, available-for-sale	(493)	0			0		0	0		0	(493)	0
Preferred stock conversion	447,747	$ (447,747)			$ 14		$ 0	447,733		0	0	0
Preferred stock conversion (in shares)		(139,444,346)	[1]		139,444,346	[1]	0
Common stock issued related to warrants exercised	97,782	$ 0			$ 1		$ 0	97,781		0	0
Common stock issued related to warrants exercised (in shares)		0	[1]		7,205,490	[1]	0
Convertible debt conversion and other issuances	16,059	$ 0			$ 7		$ 0	16,052		0	0	0
Convertible debt conversion and other issuances (in shares)		0	[1]		75,084,703	[1]	0
Issuance of Common Stock in connection with Business Combination and PIPE offering	666,242	$ 0			$ 0		$ 15	666,227		0	0	0
Issuance of Common Stock in connection with Business Combination and PIPE offering (in shares)		0	[1]		(49,975,104)	[1]	146,373,904
Conversion from Class B Common Stock to Class A Common Stock (in shares)		0	[1]		(1,143,863)	[1]	1,143,863
Capital contribution for extinguishment of debt	126,795	$ 0			$ 0		$ 0	126,795		0	0	0
Acquisition of Public and Private Placement Warrants	(147,582)	0			0		0	(147,582)		0	0	0
Net loss	(48,417)	0			0		0	0		(48,417)	0	0
Balance at Mar. 31, 2021	$ 588,935	$ 0			$ 26		$ 15	$ 1,662,873		$ (1,077,399)	$ (483)	$ 3,903
Balance (in shares) at Mar. 31, 2021		0	[1]		259,821,838	[1]	148,279,247

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3, “Business combination,” for details.